Investment property - Summary of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investment property	S/ 1,540,615	S/ 1,381,788	S/ 1,298,892	S/ 1,287,717
Level 3 of fair value hierarchy [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	630,726	560,536
Level 3 of fair value hierarchy [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	882,826	794,532
Level 3 of fair value hierarchy [member] | San Isidro – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 282,247	279,775
Investment Property year of Acquisition or Construction	2009 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Pardo (Vivanda) | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 127,278	68,200
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | San Martín de Porres – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 86,084	80,389
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Nuevo Chimbote | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 38,133	37,382
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 33,621	32,195
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 155,275	133,768
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Santa Clara – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 28,907	28,613
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Talara | Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 27,063	26,720
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Orquídeas - San Isidro - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 160,093	150,718
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chorrillos – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 110,166	95,849
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Piura | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 105,108	94,907
Investment Property year of Acquisition or Construction	2020 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Paseo Del Bosque | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 100,392	100,023
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chimbote | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 55,577	48,690
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Maestro – Huancayo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 40,309	35,004
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cuzco | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 35,895	29,843
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Panorama – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 25,886	22,474
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Others | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 34,456	33,982
Investment Property year of Acquisition or Construction
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | Others | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 94,125	S/ 83,256
Investment Property Valuation Methodology	DCF / Appraisal